Investment Risks	Nov. 26, 2025
American Conservative Values ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:
American Conservative Values ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]

●   Trading Issues. Although it is expected that Shares will remain listed for trading on NYSE Arca, Inc. (the “Exchange”), trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of Shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s Shares and the underlying value of those Shares.

American Conservative Values ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●   Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

American Conservative Values ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●   Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

American Conservative Values ETF | Costs of Buying or Selling Shares: Shares of the Fund [Member]
Prospectus [Line Items]
Risk [Text Block]

●   Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling Shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

American Conservative Values ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy and risk management will produce the desired results.

American Conservative Values ETF | Research Process and Opinion Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Research Process and Opinion Risk. Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which are negatively screened out of the portfolio. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature. The selection process is manual and doesn’t cover every large-cap stock, it is generally a response to ongoing individual company actions. The adviser’s judgments about a company’s values are essentially an informed opinion which may prove to be incorrect and there is no guarantee that the Adviser’s negatives screening will produce the desired results.

American Conservative Values ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

American Conservative Values ETF | Large Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

American Conservative Values ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

American Conservative Values ETF | Non-Financial Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

American Conservative Values ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

American Conservative Values ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
American Conservative Values ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
American Conservative Values Small-Cap ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:
American Conservative Values Small-Cap ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]

●   Trading Issues. Although it is expected that Shares will remain listed for trading on NYSE Arca, Inc. (the “Exchange”), trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of Shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s Shares and the underlying value of those Shares.

American Conservative Values Small-Cap ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●   Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

American Conservative Values Small-Cap ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●   Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

American Conservative Values Small-Cap ETF | Costs of Buying or Selling Shares: Shares of the Fund [Member]
Prospectus [Line Items]
Risk [Text Block]

●   Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling Shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares of the Fund may significantly reduce investment results and an investment in Shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

American Conservative Values Small-Cap ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy and risk management will produce the desired results.

American Conservative Values Small-Cap ETF | Research Process and Opinion Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Research Process and Opinion Risk. Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which are negatively screened out of the portfolio. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature. The selection process is manual and doesn’t cover every large-cap stock, it is generally a response to ongoing individual company actions. The adviser’s judgments about a company’s values are essentially an informed opinion which may prove to be incorrect and there is no guarantee that the Adviser’s negatives screening will produce the desired results.

American Conservative Values Small-Cap ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

American Conservative Values Small-Cap ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

American Conservative Values Small-Cap ETF | Non-Financial Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

American Conservative Values Small-Cap ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

American Conservative Values Small-Cap ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

American Conservative Values Small-Cap ETF | Small Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Stock Risk. The value of a small capitalization company stocks or ETFs that invests in stocks of small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

American Conservative Values Small-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
American Conservative Values Small-Cap ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.